SUPPLEMENT TO THE
SPARTAN NEW YORK
MUNICIPAL FUNDS
PROSPECTUS
DATED MARCH 20, 1995
The following replaces similar
information found under
"Expenses" on page 6.
SPARTAN NY INTERMEDIATE
Management fee (after
reimbursement)     .25 %
12b-1 fee None
Other expenses      .00 %
Total fund operating expenses .2
5  %
SPARTAN NY INTERMEDIATE
 Account open Account
closed
 After 1 year $3  $8
 After 3 years $8  $13
 After 5 years $14  $19
 After 10 years $32  $37
FMR has voluntarily agreed
to temporarily limit Spartan
NY Intermediate Municipal's
operating expenses to .25%
of its average net assets. If
this agreement was not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .55%, .00%, and .55%,
respectively.  Expenses
eligible for reimbursement do
not include interest, taxes,
brokerage commissions, or
extraordinary expenses.

   The following replaces the
similar information found in
the "Charter" section on page
11.
Norman Lind is manager and
Vice President of Spartan
New York Intermediate
Municipal and Spartan New
York Municipal High Yield,
which he has managed since
October 1995 and October
1993, respectively. Mr. Lind
also manages Spartan
Intermediate Municipal,
Spartan Short-Intermediate
Municipal, Advisor
Short-Intermediate
Tax-Exempt, New York
Tax-Free High Yield, and
New York Tax-Free Insured.
Previously, he managed
Spartan Municipal Income,
and he served as a municipal
research analyst. Mr. Lind
joined Fidelity in 1986.


SUPPLEMENT TO THE
SPARTAN NEW YORK
MUNICIPAL FUNDS
PROSPECTUS
DATED MARCH 20, 1995
The following replaces similar
information found under
"Expenses" on page 6.
SPARTAN NY INTERMEDIATE
Management fee (after
reimbursement)     .25 %
12b-1 fee None
Other expenses      .00 %
Total fund operating expenses .2
5  %
SPARTAN NY INTERMEDIATE
 Account open Account
closed
 After 1 year $3  $8
 After 3 years $8  $13
 After 5 years $14  $19
 After 10 years $32  $37
FMR has voluntarily agreed
to temporarily limit Spartan
NY Intermediate Municipal's
operating expenses to .25%
of its average net assets. If
this agreement was not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .55%, .00%, and .55%,
respectively.  Expenses
eligible for reimbursement do
not include interest, taxes,
brokerage commissions, or
extraordinary expenses.

   The following replaces the
similar information found in
the "Charter" section on page
11.
Norman Lind is manager and
Vice President of Spartan
New York Intermediate
Municipal and Spartan New
York Municipal High Yield,
which he has managed since
October 1995 and October
1993, respectively. Mr. Lind
also manages Spartan
Intermediate Municipal,
Spartan Short-Intermediate
Municipal, Advisor
Short-Intermediate
Tax-Exempt, New York
Tax-Free High Yield, and
New York Tax-Free Insured.
Previously, he managed
Spartan Municipal Income,
and he served as a municipal
research analyst. Mr. Lind
joined Fidelity in 1986.


   SNR-95-3  October 1, 1995
SNR-95-3  October 1, 1995